UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-04316

MIDAS SERIES TRUST
(Exact name of registrant as specified in charter)

11 Hanover Square, 12th Floor New York, NY	10005
(Address of principal executive offices)	(Zip Code)

John F. Ramírez, Esq.
Midas Series Trust
11 Hanover Square
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432

Date of fiscal year end: 12/31

Date of reporting period: 9/30/12

Item 1.  Schedule of Investments

MIDAS FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2012
(Unaudited)

Common Stocks (95.45%) (a)
Shares		Cost	Value
	Major Precious Metals Producers (29.16%)
100,000	AngloGold Ashanti Ltd. ADR	$4,479,422	$3,505,000
75,000	Goldcorp Inc.	3,717,008	3,438,750
319,369	Kinross Gold Corp.	6,409,617	3,260,757
100,761	Newcrest Mining Ltd.	2,220,698	3,053,332
50,000	Newmont Mining Corp.	2,970,435	2,800,500
		19,797,180	16,058,339

	Intermediate Precious Metals Producers (29.15%)
275,400	Centerra Gold Inc.	2,833,774	3,445,474
250,000	Eldorado Gold Corp. Ltd.	4,364,388	3,810,000
200,000	IAMGOLD Corp.	3,671,460	3,162,000
30,000	Randgold Resources Ltd. ADR	2,403,978	3,690,000
300,000	Silvercorp Metals, Inc.	1,941,192	1,944,000
		15,214,792	16,051,474

	Junior Precious Metals Producers (19.29%)
200,000	Alamos Gold Inc.	2,506,500	3,884,344
135,000	Aurizon Mines Ltd. (b)	797,837	710,100
1,500,000	Avocet Mining PLC	2,754,016	2,004,376
600,000	CGA Mining Ltd. (b)	895,814	1,707,404
1,145,001	Resolute Mining Ltd.	1,438,257	2,315,888
		8,392,424	10,622,112

	Exploration and Project Development Companies (14.72%)
250,000	Corvus Gold Inc. (b)	290,236	304,893
85,000	Detour Gold Corp. (b)	1,266,311	2,369,582
500,000	Geomark Exploration Ltd. (b)	174,406	462,422
188,495	Ivanplats Ltd. (b) (c)	0	-
500,000	Northern Dynasty Minerals Ltd. (b)	6,315,718	2,290,000
1,500,000	Platinum Group Metals Ltd. (b)	3,159,430	1,590,000
1,000,000	Romarco Minerals Inc. (b)	1,998,208	1,087,454
		13,204,309	8,104,351

	Other Natural Resources Companies (3.13%)
175,000	HudBay Minerals Inc.	2,861,250	1,722,000

Total common stocks		59,469,955	52,558,276

Warrants (0.10%) (b)
Units
142,900	Kinross Gold Corp., expiring 9/03/13	577,052	49,378
7,150	Kinross Gold Corp., expiring 9/17/14 (d)	-	5,087

Total warrants		577,052	54,465

MONEY MARKET FUND (0%)
23	SSgA Money Market Fund, 7 day annualized yield 0.01%	23	23

Securities held as Collateral on Loaned Securities (0%)
693	State Street Navigator Securities Lending Prime Portfolio	693	693

Total investments (95.55%)		$60,047,723	52,613,457

Cash and other assets in excess of liabilities (4.45%)			2,447,609

Net assets (100.00%)			$55,061,066

(a) All or a portion of these securities, except Geomark Exploration Ltd., have been segregated as collateral pursuant to the bank credit facility. As of September 30, 2012, the value of securities pledged as collateral was $52,095,854.

(b) Non-income producing.
(c) Illiquid and/or restricted security that has been fair valued.
(d) All or a portion of this security was on loan. As of September 30, 2012, the value of investments pledged as collateral was $493.

ADR means "American Depositary Receipt."

MIDAS MAGIC
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2012
(Unaudited)

Common Stocks (108.01%)
Shares		Cost	Value
	Computer & Office Equipment (3.89%)
2,500	International Business Machines Corporation (a)	511,591	$518,625

	Crude Petroleum & Natural Gas (1.42%)
10,000	Chesapeake Energy Corp.	176,175	188,700

	Electronic Computers (10.01%)
2,000	Apple Inc. (a)	381,900	1,334,520

	Electronic & Other Electrical Equipment (6.13%)
36,000	General Electric Company (a)	435,510	817,560

	Fire, Marine & Casualty Insurance (21.50%)
32,500	Berkshire Hathaway, Inc. Class B (a) (b)	1,096,898	2,866,500

	Information Retrieval Services (10.19%)
1,800	Google Inc. (a) (b)	685,024	1,358,100

	Investment Advice (1.88%)
2,000	Franklin Resources, Inc.	229,562	250,140

	National Commercial Banks (7.45%)
19,400	JP Morgan Chase & Co. (a)	691,858	785,312
6,000	Wells Fargo & Company	206,324	207,180
		898,182	992,492

	Petroleum Refining (3.53%)
2,000	Chevron Corp.	223,439	233,120
2,600	Exxon Mobil Corp.	228,219	237,770
		451,658	470,890

	Pharmaceutical Preparations (7.12%)
4,000	AstraZeneca PLC	192,390	191,440
11,000	Johnson & Johnson (a)	669,169	758,010
		861,559	949,450

	Services - Business Services (18.51%)
3,000	Accenture plc	184,642	210,090
5,000	MasterCard, Inc. (a)	468,588	2,257,400
		653,230	2,467,490

	Services - Computer Integrated Systems Designs (1.63%)
2,800	Cerner Corp. (b)	205,625	216,748

	Services - Computer Processing & Data Preparation (1.32%)
3,000	Automatic Data Processing, Inc.	170,990	175,980

	Soap, Detergents, Cleaning Preparations, Perfume, Cosmetics (2.67%)
3,000	Church & Dwight Co., Inc.	169,642	161,970
3,000	Ecolab Inc.	194,123	194,430
		363,765	356,400

	Surgical & Medical Instruments & Apparatus (1.77%)
3,000	Becton, Dickinson and Company (a)	210,947	235,680

	Variety Stores (7.51%)
10,000	Costco Wholesale Corp. (a)	692,696	1,001,250

	Wholesale - Drugs, Proprietaries & Druggists' Sundries (1.48%)
2,300	McKesson Corp.	202,877	197,869

Total common stocks		8,228,189	14,398,394

	MONEY MARKET FUND (0%)
82	SSgA Money Market Fund, 7 day annualized yield 0.01%	82	82

Total investments (108.01%)		$8,228,271	14,398,476

Liabilities in excess of cash and other assets (-8.01%)			(1,068,066)

Net assets (100.00%)			$13,330,410

(a) All or a portion of these securities have been segregated as collateral pursuant to the bank credit facility. As of September 30, 2012, the value of securities pledged as collateral was $11,932,957.

(b) Non-income producing.

MIDAS PERPETUAL PORTFOLIO
SCHEDULE OF PORTFOLIO INVESTMENTS
September 30, 2012
(Unaudited)
Shares		Cost	Value
Gold (21.73%)
3,700	Newmont Mining Corp.	$224,766	$207,237
18,471	SPDR Gold Trust (a)	1,821,139	3,174,980
		2,045,905	3,382,217

Silver (5.30%)
24,643	iShares Silver Trust (a)	302,396	825,048

Swiss Franc Assets (9.50%) (b)
907,000	Switzerland Government 2.50% Notes, due 3/12/16	945,288	1,052,673
350,000	Switzerland Government 2.25% Notes, due 7/06/20	476,732	427,420
		1,422,020	1,480,093

Hard Asset Securities (17.04%)
Agricultural Chemicals (1.29%)
2,678	Syngenta AG	170,440	200,448

Crude Petroleum & Natural Gas (3.97%)
750	CNOOC Limited	145,128	152,048
2,717	Contango Oil & Gas Company (a)	157,155	133,513
1,600	EOG Resources, Inc.	151,590	179,280
1,182	PetroChina Company Limited	141,065	152,667
		594,938	617,508

Metal Mining (4.50%)
11,000	Anglo American PLC ADR	205,453	161,150
1,800	BHP Billiton Ltd.	147,390	123,498
10,000	First Quantum Minerals Ltd.	215,450	212,917
2,249	Rio Tinto Ltd.	159,432	105,163
5,500	Vale S.A.	147,761	98,450
		875,486	701,178

Mining & Quarrying of Nonmetallic Minerals (1.07%)
2,694	Sociedad Quimica Y Minera De Chile S.A.	154,921	166,058

Miscellaneous Metal Ores (0.49%)
3,898	Cameco Corp.	155,237	75,816

Petroleum Refining (1.22%)
2,079	Exxon Mobil Corp.	161,883	190,125

Railroads, Line - Haul Operating (1.19%)
2,100	Canadian National Railway Company	150,279	185,283

Real Estate Investment Trusts (2.45%)
3,330	Health Care REIT, Inc.	141,090	192,308
2,825	PS Business Parks, Inc.	165,852	188,767
		306,942	381,075

Steel Works, Blast Furnaces & Rolling Mills (0.86%)
3,519	Nucor Corp.	160,522	134,637

Total hard asset securities		2,730,648	2,652,128

Large Capitalization Growth Stocks (20.19%)
Beverages (1.65%)
6,692	Companhia De Bebidas Das Americas-AMBEV	196,126	256,103

Cable and Other Pay Television Services (2.53%)
11,000	Comcast Corp.	221,855	393,470

Cigarettes (1.39%)
2,400	Philip Morris International Inc.	163,238	215,856

Communications Equipment (1.16%)
9,422	Cisco Systems, Inc.	172,573	179,866

Electronic Computers (2.94%)
575	Apple Inc.	214,352	383,674
4,331	Hewlett-Packard Company	181,161	73,887
		395,513	457,561

Hospital and Medical Service Plans (1.25%)
3,500	UnitedHealth Group Inc.	157,271	193,935

Life Insurance (0.88%)
3,180	China Life Insurance Company Ltd. ADR	191,727	137,917

National Commercial Banks (1.36%)
6,140	Wells Fargo & Company	196,956	212,014

Pharmaceutical Preparations (1.18%)
3,000	Novartis AG	167,147	183,780

Services-Prepackaged Software (2.55%)
6,994	Microsoft Corp.	181,291	208,281
6,000	Oracle Corp.	165,038	188,940
		346,329	397,221
State Commercial Banks (1.91%)
9,672	Banco Bradesco S.A.	196,953	155,429
9,300	Itau Unibanco Holding S.A.	160,941	142,104
		357,894	297,533

Telephone Communications (1.39%)
3,935	China Mobile Ltd. ADR	199,078	217,842

Total large capitalization growth stocks		2,765,707	3,143,098

Short-Term Investment (26.49%)
4,125,011	SSgA Money Market Fund, 7 day annualized yield 0.01%	4,125,011	4,125,011

Total investments (100.25%)		$13,391,687	15,607,595

Liabilities in excess of other assets (-0.25%)			(39,419)

Net assets (100.00%)			$15,568,176

(a) Non-income producing.
(b) Principal amount denominated in Swiss francs.

ADR means "American Depositary Receipt."

Notes to Schedule of Portfolio Investments (Unaudited)

Valuation of Investments
Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade.  Most equity securities for which the primary market is the United States are valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price.  Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded.  If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. Gold and silver bullion is valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Debt obligations with remaining maturities of 60 days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. Other debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value. Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of the Fund. Securities for which quotations are not readily available or reliable and other assets may be valued as determined in good faith by the Funds’ Investment Manager, under the direction of or pursuant to procedures approved by the Funds’ Board of Trustees, called fair value pricing.  Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed.  These differences in valuation could be material.  A security’s valuation may differ depending on the method used for determining value.  The use of fair value pricing by a Fund may cause the net asset value of its shares to differ from the net asset value that would be calculated using market prices.

Value Measurements
Inputs to valuation methods are prioritized by a three level hierarchy as follows:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•
Level 2 – observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default  rates, and similar data.

•	Level 3 – unobservable inputs for the asset or liability including the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity securities (common and preferred stock) - Equity securities traded on a national securities exchange or market generally are stated normally at the official closing price, last sales price or, if no sale has occurred, at the closing bid price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Preferred stock and other equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

Bonds - The fair value of bonds is estimated using various techniques which may consider, among other things, recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Although most bonds may be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they may be categorized in level 3.

Restricted and/or illiquid securities - Restricted and/or illiquid securities for which quotations are not readily available or reliable may be valued as determined in good faith by the Investment Manager under the direction of or pursuant to procedures established by the Funds’ Board of Trustees. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted or illiquid securities issued by nonpublic entities may be valued by reference to comparable public entities or fundamental data relating to the issuer or both. Depending on the relative significance of valuation inputs, these instruments may be classified in either level 2 or level 3.

The following is a summary of the valuation of each Fund’s assets carried at fair value as of September 30, 2012. Refer to the each Fund’s Schedule of Portfolio Investments for detailed information on specific investments.

MIDAS FUND	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$52,558,276	$-	$0	$52,558,276
Warrants	54,465	-	-	54,465
Money market fund	23	-	-	23
Securities held as collateral on loaned securities	693	-	-	693
Total investments, at value	$52,613,457	$-	$0	$52,613,457

MIDAS MAGIC	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Common stocks	$14,398,394	$-	$-	$14,398,394
Money market fund	82	-	-	82
Total investments, at value	$14,398,476	$-	$-	$14,398,476

MIDAS PERPETUAL PORTFOLIO	Level 1	Level 2	Level 3	Total
Assets
Investments, at value
Gold	$3,382,217	$-	$-	$3,382,217
Silver	825,048	-	-	825,048
Swiss franc assets	-	1,480,093	-	1,480,093
Hard asset securities	2,652,128	-	-	2,652,128
Large capitalization growth stocks	3,143,098	-	-	3,143,098
Money market fund	4,125,011	-	-	4,125,011
Total investments, at value	$14,127,502	$1,480,093	$-	$15,607,595

There were no securities that transferred from level 1 on December 31, 2011 to level 2 on September 30, 2012 for any of the Funds.  Transfers from level 1 to level 2, or from level 2 to level 1 are valued utilizing values at the beginning of the period.

The following is a reconciliation of level 3 investments for which significant unobservable inputs were used to determine fair value:

MIDAS FUND	Total
Balance at December 31, 2011	$113,097
Change in unrealized appreciation	(113,097)
Balance at September 30, 2012	$0
Net change in unrealized appreciation attributable to assets still held as level 3 at September 30, 2012	$(113,097)

The Investment Manager under the direction of the Funds Board of Trustees considers various valuation approaches for valuing securities categorized within level 3 of the fair value hierarchy. The factors used in determining  the value of a Fund’s private investments may include, but are not limited to, the discounts applied to the selection of comparable investments due to the private nature of the investment; the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market in which the security is purchased and sold. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. The pricing of all fair value holdings is subsequently reported to the Funds Board of Trustees.

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized with level 3 as of September 30, 2012:

	Fair Value September 30, 2012	Valuation Technique	Unobservable Input	Amount
Common stocks
Exploration and Project Development Companies	$0	Analysis of operating results and comparable sales	Discount rate for lack of marketability	100%

Cost for Federal Income Tax Purposes
At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes are summarized as follows:

	Federal Income	Gross Unrealized		Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Midas Fund	$60,047,723	$7,211,260	$(14,645,526)	$(7,434,266)
Midas Magic	$8,228,271	$6,183,835	$(13,630)	$6,170,205
Midas Perpetual Portfolio	$13,391,687	$2,807,450	$(591,542)	$2,215,908

Illiquid and Restricted Securities
Midas Fund owns securities which have a limited trading market and/or certain restrictions on trading and, therefore, may be illiquid and/or restricted. Such securities have been valued at fair value. Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available market for the securities existed. These differences in valuation could be material. Illiquid and/or restricted securities owned at September 30, 2012, were as follows:

	Acquisition
	Date	Cost	Value
Ivanplats Ltd.	4/30/97	$0	$0
Percent of net assets		0.0%	0.0%

Item 2.  Controls and Procedures

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Series Trust

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Thomas B. Winmill
Thomas B. Winmill, President

Date: November 29, 2012

By: /s/ Thomas O'Malley
Thomas O'Malley, Chief Financial Officer

Date: November 29, 2012

Exhibit Index

(a)	Certifications of the registrant's principal executive and principal financial officer as required by Rule 30a-2(a) under the 1940 Act. (EX-99.CERT)